Financing Receivables (Changes In The Allowance For Losses For The Current Period) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Total allowance for loan losses, Balance at beginning of year	¥ 3,809		¥ 4,389
Total allowance for loan losses, Provision for losses	(350)		(833)
Total allowance for loan losses, Charge-offs	(2)		(32)
Total allowance for loan losses, Other	(72)	[1]	285	[1]
Total allowance for loan losses, Balance at end of year	3,385		3,809		4,389
Allowance for receivables other than loans, Balance at beginning of year	1,051		1,036
Allowance for receivables other than loans, Provision for losses	20		143
Allowance for receivables other than loans, Charge-offs	(1)		(59)
Allowance for receivables other than loans, Other	433	[1]	(69)	[1]
Allowance for receivables other than loans, Balance at end of year	1,503		1,051		1,036
Total allowance for doubtful accounts, Balance at beginning of year	4,860		5,425		3,765
Total allowance for doubtful accounts, Provision for losses	(330)		(690)		2,214
Total allowance for doubtful accounts, Charge-offs	(3)		(91)		(1,637)
Total allowance for doubtful accounts, Other	361	[1]	216	[1]	1,083
Total allowance for doubtful accounts, Balance at end of year	4,888		4,860		5,425
Loans At Banks [Member]
Total allowance for loan losses, Balance at beginning of year	339		783
Total allowance for loan losses, Provision for losses	213		(253)
Total allowance for loan losses, Charge-offs			(32)
Total allowance for loan losses, Other			(159)	[1]
Total allowance for loan losses, Balance at end of year	552		339
Short-Term Secured Margin Loans [Member]
Total allowance for loan losses, Balance at beginning of year	37		25
Total allowance for loan losses, Provision for losses	(11)		13
Total allowance for loan losses, Charge-offs	(2)
Total allowance for loan losses, Other	0	[1]	(1)	[1]
Total allowance for loan losses, Balance at end of year	24		37
Inter-Bank Money Market Loans [Member]
Total allowance for loan losses, Balance at beginning of year			5
Total allowance for loan losses, Provision for losses			(5)
Corporate Loans [Member]
Total allowance for loan losses, Balance at beginning of year	3,422		3,576
Total allowance for loan losses, Provision for losses	(592)		(599)
Total allowance for loan losses, Other	(72)	[1]	445	[1]
Total allowance for loan losses, Balance at end of year	2,758		3,422
Advances To Affiliated Companies [Member]
Total allowance for loan losses, Balance at beginning of year	11
Total allowance for loan losses, Provision for losses	40		11
Total allowance for loan losses, Balance at end of year	¥ 51		¥ 11

[1]	Includes the effect of foreign exchange movements.